22. Contracts and contingent liabilities	12 Months Ended
Dec. 31, 2018
Contracts And Contingent Liabilities
Contracts and contingent liabilities

22.1.	Maintenance and service contracts

The Group entered into long-term service agreements executed with leading global companies in the construction and maintenance of thermal generation plants, such as (i) General Electric, which is in charge of the maintenance of the Puerto Combined Cycle plant, and part of the Mendoza based units, and (ii) Siemens, which is in charge of the maintenance of the combined cycle unit based in Luján de Cuyo plant.

Under long-term service agreements, suppliers provide materials, spare parts, labor and on-site engineering guidance in connection with scheduled maintenance activities, in accordance with the applicable technical recommendations.

22.2.	Agreement for supplying electricity and steam to YPF

As from January 1999 and for a 20-year term, our Luján de Cuyo plant supplies 150 tons per hour of steam to YPF’s refinery in Luján de Cuyo under a steam supply agreement. Under this agreement YPF supplies the Luján de Cuyo plant with the fuel and water needed for operation of the plant.

On February 8, 2018, we signed an agreement to extend our steam supply agreement with YPF at our Luján de Cuyo plant for a period of up to 24 months from January 1, 2019 under the same terms as our existing steam supply agreement.

22.3.	Acquisition of Siemens gas turbine

On December 18, 2014, the Company acquired from Siemens a gas turbine for electric power generation composed by a turbine and a generator with 286 MW output power, and the proper ancillary equipment and maintenance and assistance services.

22.4.	Acquisition of General Electric gas turbine

On March 13, 2015, the Company acquired a gas turbine from General Electric and hired their specialized technical support services. The unit is a gas turbine with 373 MW output power.

As of December 31, 2018, the Company received cash advances from CAMMESA amounting to 1,185,014 for partially funding the mentioned acquisition.

22.5.	Acquisition of two Siemens gas turbines

On May 27, 2016, the Company acquired from Siemens two gas turbines for electric power generation composed by a turbine and a generator with 298MW output power, and the proper ancillary equipment and maintenance and assistance services. This equipment will be used in the cogeneration project called “Terminal 6 San Lorenzo”, which is described in Note 22.7.

22.6.	Awarding of Renewable Energy Projects

In October 2016, the Company and its subsidiary CPR were awarded of a wind project called “La Castellana” with a capacity of 99 MW.

In January 2017, CP La Castellana S.A.U. entered into a power purchase agreement with CAMMESA for La Castellana project for a 20-year term as from the launch of the commercial operations.

In November 2016, the Company and its subsidiary CPR were awarded of a wind project called “Achiras” with a capacity of 48 MW.

In May 2017, CP Achiras S.A.U. entered into a power purchase agreement with CAMMESA for Achiras project for a 20-year term as from the launch of the commercial operations.

In November 2017, the Company was awarded a project of wind power generation called “La Genoveva I” with an installed capacity of 86.6 MW. The Company participated on the tender by virtue of its call option on 100% of the shares of Vientos La Genoveva S.A., a special purpose vehicle, through which the aforementioned project will be developed. In this context, the Company assigned the exercise of the call option to its subsidiary CPR and on March 23, 2018, CPR acquired 100% of the shares of Vientos La Genoveva S.A. (currently, Vientos La Genoveva S.A.U.).

In addition, on January 2018 and May 2018, CAMMESA assigned to the Group the priority on power dispatch for the projects “La Castellana II”, “Achiras II” and “La Genoveva II”, with an installed capacity of 15.75 MW, 79.80 MW and 41.8 MW, respectively.

Consequently, CPR exercised the call option on the special purpose vehicle through which La Genoveva II project will be developed, and on June 28, 2018 acquired 100% of the shares of Vientos La Genoveva II S.A. (currently, Vientos La Genoveva II S.A.U.).

On August 6, 2018, CPR transferred to the Company its total shareholding at Vientos La Genoveva S.A.U. (3,740,500 non-endorsable registered common shares at ARS 1 each) and at Vientos La Genoveva II S.A.U. (5,578,543 non-endorsable registered common shares at ARS 1 each), including all the political and economical rights inherent in them.

On December 28, 2018, a decision was made at the Special Shareholders’ Meeting of CPR Energy Solutions S.A.U. (”CPRES”), an special purpose vehicle, subsidiary of CPR, which developed projects La Castellana II and Achiras II; the decision made implied a spin off, by means of which CPRES’s equity would be divided and wind farm project La Castellana II was part of its equity, while 79.8-MW wind farm Project Achiras II was divided from it into two parts: (i) a part consisting on 57-MW wind farm Manque; therefore, a new company named CP MANQUE S.A.U. (“CPM”) was incorporated for this wind farm, and (ii) another part consisting on 22.8-MW wind farm called Los Olivos; therefore, a new company named CP LOS OLIVOS S.A.U. (“CPLO”) was incorporated for this wind farm (hereinafter, the “spinning-off companies”.) As resolved at the Shareholders’ Meeting, the spin off was effective in legal and tax terms as at February 1, 2019, on which date, the spinning-off companies were incorporated with the equity that was divided from CPRES. As from such date, the spinning-off companies commenced their independent activities and all operating, accounting, and tax effects were triggered.

On August 17, 2018, CPSA acquired from Ledesma Renovables S.A., a 12-MW photovoltaic power generation project (extensible in additional 6 MW), located at Santa María, Province of Catamarca.

Acquisition and operation of wind turbines

The Group has entered into agreements with Nordex Windpower S.A. for the operation and maintenance of Achiras and La Castellana wind farms for a 10-year term.

Moreover, the Group has entered into agreements with Vestas Argentina S.A. for the supply, transport, setup, assembly, commissioning and tests of wind turbines for La Genoveva I, La Genoveva II, La Castellana II, Manque and Los Olivos wind farms. The Group also entered into contracts with Vestas Argentina S.A. for the operation and maintenance of the wind farms for a 5-year term.

Additionally, the Group has also entered into agreements with Constructora Sudamericana S.A. for the execution of the civil works and the medium voltage grid in such wind farms. Also, the Group has entered into agreements with Ventus Energía Renovables S.A. for supervision and inspection tasks on the works in such wind farms.

22.7.	Awarding of co-generation projects

On September 25, 2017, the Company was awarded through Resolution SEE 820/2017 with two co-generation projects called “Terminal 6 San Lorenzo” with a capacity of 330 MW and Luján de Cuyo (within our Luján de Cuyo plant) with a capacity of 93 MW.

On December 15, 2017, we executed a new steam supply contract with YPF for a 15-year term that will begin when the new co-generation unit at our Luján de Cuyo plant begins operations.

Also, on December 27, 2017, we entered into a final steam supply agreement with T6 Industrial S.A. for the new co-generation unit at our Terminal 6 San Lorenzo plant for a 15 year-term.

On January 4, 2018, the Company entered into power purchase agreements with CAMMESA for each of the mentioned projects for a 15-year term as from the launch of commercial operations.

22.8.	Sale of the La Plata plant

On December 20, 2017, YPF EE, an YPF S.A. subsidiary, accepted our offer to sell the La Plata plant, for a total sum of USD 31.5 million, subject to closing customary conditions. On February 8, 2018, after the conditions were met, the plant was transferred to YPF EE effective as of January 5, 2018. Consequently, the Company has booked an income, before income tax, from discontinued operations for 469,600, due to the sale of the mentioned plant.

22.9.	Purchase of natural gas for generation

As accepted under Regulation SGE No. 70/2018 described in Note 1.d), the Company reinstated its activities towards purchasing natural gas as from late November 2018, in order to supply its generation stations. As from December 2018, all natural gas used by the Company was purchased to producers and distributors directly, as well as the transported associated to those consumptions. The Company’s main natural gas providers are YPF, Tecpetrol, Total, Metroenergía and Pluspetrol, among others.

22.10.	Contingent liabilities

Income tax return for fiscal year 2014

In February 2015 CPSA, for itself and as the successor company of Hidroeléctrica Piedra del Águila (HPDA) (the merged company) filed income tax returns for the nine-month period ended September 30, 2014, applying the adjustment for inflation mechanism established by the Argentine Income Tax Law.

In addition, the Company filed its income tax return for the three-month period ended December 31, 2014, applying the same adjustment for inflation mechanism established by the Argentine Income Tax Law.

As of the date of issue of these consolidated financial statements, we do not expect that the Argentine Tax Authorities, or ultimately, the Supreme Court will approve our filed income tax return. Accordingly, as of December 31, 2018 and 2017, the Company keeps recorded a provision for 495,390 and 551,418, respectively, which had been recognized during the year ended December 31, 2014.

Action for recovery - Income tax refund for fiscal period 2010

In December 2014, the Company, as merging company and continuing company of HPDA, raised a recourse action before fiscal authorities regarding the income tax for the fiscal period 2010 that amounted to 67,383 at historical values (349,524 adjusted for inflation), which was incorrectly entered by HPDA. This recourse action seeks to recover the income tax entered by HPDA in accordance with the lack of application of the inflation- adjustment mechanism established by the Law on Income Tax.

In December 2015, the three-month term stated by Law no. 11 683 elapsed, the Company brought a contentious-administrative claim before the National Court to ask for its right to recourse for an amount of 67,612 at historical values (350,712 adjusted for inflation).

In October 2018, the Company was served notice of the judgment issued by the Federal Contentious- Administrative Court No. 5, which granted the right to recourse. The judgment ordered tax authorities to return the amount of 67,612 (at historical values) to the Company plus the interest stated in the BCRA Communication 14290 and ordered that legal cost must be borne by the defendant. The tax administration appealed the judgment passed by the court and the file is currently under analysis by the Administrative Court of Appeals for the City of Buenos Aires. Given the fact that, as of the fiscal year closing, collection is not virtually certain, the Company maintains the accounting treatment and did not recognize a receivable for such item.

Action for recovery - income tax refund for fiscal years 2009, 2011 and 2012

In December 2015, the Company filed a petition with the Argentine Tax Authorities for the recovery of income tax for the fiscal year 2009, in the amount of approximately 20,395 at historical values (119,117 adjusted for inflation) which had been incorrectly paid by the Company in excess of our income tax liability. By filling such action, we seek to recover the excess income tax paid by CPSA due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law.

On April 22, 2016, after the three-month term required by Law No. 11,683 expired, the Company filed an action for recovery for the amount claimed with the Argentinean Tax Court.

In December 2017, the Company filed a petition with the Argentine Tax Authorities for the recovery of 52,783 at historical values (242,371 adjusted for inflation) paid in excess by the Company for payment of Income Tax for 2011 fiscal period, according to the Company’s estimates. The purpose of such action is to recover the income tax paid by CPSA due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law.

In December 2018, the Company, as merging company and continuing company of HPDA, filed a petition with the Argentine Tax Authorities for the recovery of 95,595 at historical values (387,953 adjusted for inflation) paid in excess by the Company and HPDA for payment of Income Tax for 2012 fiscal period, due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law.

As of the date of issuance of these consolidated financial statements, we do not expect that the Argentine Tax Authorities, or ultimately, the Supreme Court will approve our request for recovery of income tax we previously paid. Consequently, no receivable was recognized in relation to this matter.

22.11.	Subsequent event: Thermal Station Brigadier López award

In the context of a local and foreign public tender called by Integración Energética Argentina S.A. (“IEASA”), on February 27, 2019, IEASA informed the Company that it was awarded with the transfer composed of the production unit that is part of Central Termoeléctrica Brigadier López (the “Station”) and of the premises on which the Station is located, including: a) production unit for the Station, which includes, personal property, recordable personal property, facilities, machines, tools, spare parts, and other assets used for the Station operation and use; b) IEASA’s contractual position in executed contracts (described hereinbelow); c) permits and authorizations in effect related to the Station operation; and d) CPSA’s responsibility of being in charge of the transferred employees.

The Station’s current installed power is 280 MW (open-cycle operation.). Closing cycle works are at an advanced stage and will make the Station power rise to 420 MW.

Contractual position of the executed contracts will be transferred to CPSA upon the effective date of the acquisition, which was originally expected to be on April 1, 2019 pursuant to the tender terms (the “Effective Date”.) The following contracts are included: a) turbogas supplying contract with CAMMESA for the supply of electric power (mixed-cycle operation), whose expected termination date is August 30, 2022; b) turbosteam supplying contract with CAMMESA for the supply of electric power, whose term is of ten years as from commencement of commercial operations, which took place in April 2012; c) financial trust agreement signed by IEASA as trustor for the purpose of financing the Station’s open-cycle work, d) gas distribution contracts, e) Station’s maintenance contract, f) spare parts sale contract, g) insurance contract, and h) other contracts.

As regards the trust contract, CPSA will act as trustor as from the Effective Date. Based on the residual value projection informed by IEASA, the estimated balance of the financial debt at the Effective Date will be of USD 161 million (estimated technical value).

In addition, on the Effective Date, CPSA will have to acquire the trust debt securities whose value is equivalent to the difference between: (i) the debt securities residual value as of the Effective Date, and (ii) the cash offer made by CPSA.

The total amount offered by CPSA at the public tender was USD 165,432,500; this amount included USD 155,332,500 in cash, and USD 10,100,000 to be paid as LVFVD.

Pursuant to the terms of the tender, CPSA would be subject to a USD 10 million penalty if it fails to honor its obligations under the terms and conditions of the tender. In this sense, a guarantee for the maintenance of the offer has been provided by CPSA and it expires on May 31, 2019.

As of the date of these financial statements, the acquisition of the Station could not be performed due to the failure to satisfy certain conditions of the IEASA tender, such as proper issuance by CNV of an unconditioned authorization to the terms of the amended version of the financial trust agreement. Also, there is a discrepancy between CPSA and IEASA regarding the fulfillment of certain conditions upon which closing of the acquisition of the Station was subject. Finally, Resolution 1 adversely affected the project´s future cash flows. Considering that as of the original closing date, April 1, 2019, the aforementioned conditions were not fulfilled, an extension of such closing date is necessary. As of the date of these financial statements, CPSA and IEASA failed to agree on such extension.